Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of Detailed Information About Business Combinations
The fair value of purchase consideration was as follows:

Cash and debt paid on closing	$7,477
Deferred share consideration	4,851
Contingent cash consideration	26,258
Working capital adjustment	611
Total Fair Value of Purchase Consideration	$39,197
The fair values of assets acquired and liabilities assumed are as follows:

Cash and cash equivalents	$320
Trade and other receivables	3,112
Property, plant & equipment	190
Intangible assets	17,279
Goodwill	23,991
Accounts payable and accrued liabilities	(1,817)
Deferred income tax liability	(3,878)
Fair Value of Assets Acquired and Liabilities Assumed	$39,197
Identified intangible assets of $17,279,000 consisted of the following and are being amortized based on the following useful lives:

		Useful life in yrs
Technology (patents, know-how and in-process research & development)	$15,976	12
Customer contracts and relationships	1,048	7
Non-compete arrangement	255	3
Fair Value of Identified Intangible Assets	$17,279
Acquisition (cont'd):

Proforma Information	December 31, 2021
Revenue	4,243
Loss from operations	(7,336)
Net loss	(5,966)